SUPPLEMENT DATED MAY 24, 2024

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024 for Class D, Class I and Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

ESG Diversified Portfolio – In the Principal Investment Strategies subsection, the table in the second paragraph is deleted and replaced with the following:

BROAD ASSET CLASS ALLOCATIONS

Debt	Equity
30 – 50%	50 – 70%

Also in the Principal Investment Strategies subsection, all references to Pacific Investment Management Company LLC (“PIMCO”) and the PIMCO Fund are deleted.

ESG Diversified Growth Portfolio – In the Principal Investment Strategies subsection, all references to Pacific Investment Management Company LLC (“PIMCO”) and the PIMCO Fund are deleted.

PSF Avantis Balanced Allocation Portfolio – In the Principal Investment Strategies subsection, the table in the second paragraph is deleted and replaced with the following:

BROAD ASSET CLASS ALLOCATIONS

Debt	Equity
30 – 50%	50 – 70%

Portfolio Optimization Conservative Portfolio – In the Performance subsection, the third sentence is deleted and replaced with the following:

The composite benchmark is comprised of 65% Bloomberg US Aggregate Bond, 15% S&P 500, 15% ICE BofA U.S. 3-Month T-Bill, and 5% MSCI EAFE Indices.

Portfolio Optimization Moderate-Conservative Portfolio – In the Performance subsection, the third sentence is deleted and replaced with the following:

The composite benchmark is comprised of 50% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI EAFE, and 10% ICE BofA U.S. 3-Month T-Bill Indices.

Portfolio Optimization Moderate Portfolio – In the Performance subsection, the third sentence is deleted and replaced with the following:

The composite benchmark is comprised of 40% S&P 500, 37% Bloomberg US Aggregate Bond, 15% MSCI EAFE, and 8% ICE BofA U.S. 3-Month T-Bill Indices.

Portfolio Optimization Growth Portfolio – In the Performance subsection, the third sentence is deleted and replaced with the following:

The composite benchmark is comprised of 55% S&P 500, 20% MSCI EAFE, 17% Bloomberg US Aggregate Bond, and 8% ICE BofA U.S. 3-Month T-Bill Indices.

Portfolio Optimization Aggressive-Growth Portfolio – In the Performance subsection, the third sentence is deleted and replaced with the following:

The composite benchmark is comprised of 65% S&P 500, 25% MSCI EAFE, 7% ICE BofA U.S. 3-Month T-Bill, and 3% Bloomberg US Aggregate Bond Indices.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

ESG Portfolios – In the Principal Investment Strategies subsection, all references to Pacific Investment Management Company LLC (“PIMCO”) and the PIMCO Fund are deleted.

PSF Avantis Balanced Allocation Portfolio – In the Principal Investment Strategies subsection, the table in the third paragraph is deleted and replaced with the following:

BROAD ASSET CLASS ALLOCATIONS

Debt	Equity
30 – 50%	50 – 70%

SUPPLEMENT DATED MAY 24, 2024

TO THE PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2024

This supplement revises the Pacific Select Fund Statement of Additional Information dated May 1, 2024 (the “SAI”) and must be preceded or accompanied by the SAI. The changes in this supplement are currently in effect. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

ADDITIONAL INFORMATION ON UNDERLYING FUNDS

In the table of the ESG Underlying Funds in which the ESG Portfolios may invest, the PIMCO Low Duration ESG Fund is deleted.